Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
(a)           Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments
(b)           Fair Value of Financial Instruments

As of December 31, 2012 and 2013, the carrying amounts of financial instruments held by the Company, which include cash equivalents, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company’s debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates for companies with similar credit ratings.

Cash and Cash Equivalents	(c) Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Restricted Cash
(d)           Restricted Cash

The Company deposited $1.0 million of the gross proceeds of its Senior Secured Convertible Notes (the 2012 Convertible Notes) (see footnote 9 for discussion of the 2012 Convertible Notes) financing into an escrow account in October 2012 pursuant to an Escrow Agreement between the Company, the lenders, and an escrow agent. Upon the achievement of (1) the successful completion of patient implants in the Phase I clinical trial of the Company’s Neo-Urinary Conduit and (2) analysis of in-life data from the Company’s GLP studies for the Neo-Kidney Augment that demonstrates that continued development is warranted (the Milestones), the lenders will instruct the escrow agent to release the escrowed funds to the Company. This deposit is classified as restricted cash as of December 31, 2012.  In the second quarter of 2013 the cash was released.

Property and Equipment
(e)           Property and Equipment

Property and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the assets using the straight-line method.  The Company uses a life of three years for computer equipment, five years for laboratory and office and warehouse equipment, seven years for furniture and fixtures, and the lesser of the useful life of the asset or the remaining life of the underlying facility lease for leasehold improvements.  Expenditures for maintenance, repairs, and improvements that do not prolong the useful life of the asset are charged to expense as incurred.  The Company capitalizes interest in connection with the construction of property and equipment.

Impairment of Long-Lived Assets
(f)           Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Research and Development
(g)           Research and Development

Research and development costs are charged to expense as incurred.  Research and development costs consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, including stock-based compensation; payments made to third party contract research organizations for preclinical studies, investigative sites for clinical trials, and consultants; costs associated with regulatory filings and the advancement of the Company’s product candidates through preclinical studies and clinical trials; laboratory and other supplies; manufacturing development costs; and related facility maintenance.

Income Taxes
(h)           Income Taxes

Income taxes are accounted for under the asset-and-liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the tax provision in the period that includes the enactment date.

Stock-Based Compensation
(i)           Stock-Based Compensation

The Company measures and recognizes compensation expense for all employee stock-based payments at fair value, net of estimated forfeitures, over the vesting period of the underlying stock-based awards.  In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees.

Determining the appropriate fair value of stock-based payment awards require the determination of subjective assumptions, including the expected life of the stock-based payment awards and stock price volatility.  The Company uses the Black-Scholes option-pricing model to value its stock option awards.  The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.  As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different in the future.  The Company’s historical stock price is used to calculate the expected volatility.

The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised.  The Company considers many factors when estimating expected forfeitures for stock awards granted to employees, consultants and directors, including types of awards, employee class, and an analysis of the Company’s historical and known forfeitures on existing awards.  Under the true-up provisions of the stock based compensation guidance, the Company records additional expense if the actual forfeiture rate is lower than estimated, and a recovery of expense if the actual forfeiture rate is higher than estimated, during the period in which the options vest.

Embedded Derivative Conversion Options and Call Option Derivative Liability
(j)           Embedded Derivative Conversion Options and Call Option Derivative Liability

The Company accounts for the Demand Note Exchange Right and the conversion feature embedded in the 2012 and 2013 Convertible Notes (the Conversion Options) in accordance with Financial Accounting Standards Board Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a free-standing derivative financial instrument.  The Company classifies these embedded derivatives as part of the carrying value of the debt host instrument.  The Company also accounted for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance. The Company classified the Call Option as a derivative liability on the balance sheet.  The changes in fair value of the embedded derivative or derivative liability are remeasured at each balance sheet date and recorded in current period earnings.

Warrants
(k)           Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants that allow for cash settlement or provide for modification of the warrant exercise price are accounted for as derivative liabilities.  The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance.  The changes in fair value of the derivative warrant liabilities are remeasured at each balance sheet date and recorded in current period earnings.

Net Loss Per Share
(l)           Net Loss Per Share

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants and conversion of notes payable have been excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2013
Shares underlying warrants outstanding	80,250,702	481,301,961
Shares underlying options outstanding	234,465	230,725
Unvested restricted stock	74,372	54,721
Convertible notes payable	20,007,002	114,517,218

Deferred Debt Offering Costs
 (m)           Deferred Debt Offering Costs

Deferred debt offering costs include costs directly attributable to the Company’s debt offerings.  In accordance with authoritative literature, these costs are deferred and recorded as other non-current assets and amortized over the term of the debt using the effective interest method.

Reverse Stock Split
(n)           Reverse Stock Split

On May 25, 2012, the Company's Board of Directors approved a reverse stock split on the basis of one share of common stock for each currently outstanding 10 shares of pre-split common stock that became effective on June 14, 2012.  All common share and per-share data included in these financial statements reflect such reverse stock split.